Income Taxes	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Income Taxes
Note 13— Income Taxes
Legacy Noble is a tax resident in the UK and, as such, is subject to UK corporation tax on its taxable profits and gains. Noble is incorporated in the Cayman Islands and therefore not subject to tax in any jurisdiction. With respect to Legacy Noble, a UK tax exemption is available in respect of qualifying dividends income and capital gains related to the sale of qualifying participations. We operate in various countries throughout the world, including the United States. The income or loss of the non-UK
subsidiaries of Legacy Noble is not subject to UK corporation tax.
Consequently, we have taken account of the above exemption and provided for income taxes based on the laws and rates in effect in the countries in which operations are conducted, or in which we or our subsidiaries have a taxable presence for income tax purposes.

The components of the net deferred taxes are as follows:

	Successor 2021	Predecessor 2020
Deferred tax assets
United States
Net operating loss carry forwards	$3,485	$79,047
Disallowed interest deduction carryforwards	—	62,337
Deferred pension plan amounts	3,427	10,568
Accrued expenses not currently deductible	5,780	5,625
Other	121	3,178
Non-United States
Net operating loss carry forwards	1,013,281	47,187
Transition attribute	888,962	—
Tax credits carryover	23,849	—
Disallowed interest deduction carryforwards	13,625	13,625
Deferred pension plan amounts	—	558
Accrued expenses not currently deductible	170	—

Deferred tax assets	1,952,700	222,125
Less: valuation allowance	(1,899,092)	(191,835)

Net deferred tax assets	$53,608	$30,290

Deferred tax liabilities
United States
Excess of net book basis over remaining tax basis	$—	$(30,349)
Contract asset	(10,067)	—
Deferred revenue	(3,438)	—
Other	(1,116)	(1,796)
Non-United States
Excess of net book basis over remaining tax basis	(690)	(5,474)
Contract asset	(4,173)	—
Other	(1,912)	(1,272)

Deferred tax liabilities	(21,396)	(38,891)

Net deferred tax assets (liabilities)	$32,212	$(8,601)

Loss from continuing operations before income taxes consists of the following:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
United States	$(47,686)	$1,878,637	$(2,150,591)	$(65,062)
Non-United States	150,033	(1,624,986)	(2,088,271)	(844,022)

Total	$102,347	$253,651	$(4,238,862)	$(909,084)

The income tax provision (benefit) for continuing operations consists of the following:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Current- United States	$(33,323)	$—	$(257,552)	$(34,726)
Current- Non-United States	67,952	922	23,474	14,011
Deferred- United States	(7,460)	(4,689)	(57,514)	(5,307)
Deferred- Non-United States	(26,804)	7,190	31,189	(12,518)

Total	$365	$3,423	$(260,403)	$(38,540)

The following is a reconciliation of our reserve for uncertain tax positions, excluding interest and penalties.

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Gross balance at beginning of period	$37,156	$37,721	$130,837	$161,256
Additions based on tax positions related to current year	26,463	1,347	20,266	934
Additions for tax positions of prior years	21,465	—	206	224
Reductions for tax positions of prior years	(12,331)	(5)	(109,330)	(28,542)
Expiration of statutes	(9,310)	(1,907)	(4,258)	(1,629)
Tax settlements	—	—	—	(1,406)

Gross balance at end of period	63,443	37,156	37,721	130,837
Related tax benefits	(384)	(384)	(384)	(400)

Net reserve at end of period	$63,059	$36,772	$37,337	$130,437

The liabilities related to our reserve for uncertain tax positions are comprised of the following:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020
Reserve for uncertain tax positions, excluding interest and penalties	$63,059	$36,772	$37,337
Interest and penalties included in “Other liabilities”	11,930	5,273	5,164

Reserve for uncertain tax positions, including interest and penalties	$74,989	$42,045	$42,501

At December 31, 2021, the reserves for uncertain tax positions totaled $75.0 million. If a portion or all of the December 31, 2021 reserves are not realized, the provision for income taxes could be reduced by up to $53.6 million. At December 31, 2020, the reserves for uncertain tax positions totaled $42.5 million.
It is reasonably possible that our existing liabilities related to our reserve for uncertain tax positions may fluctuate in the next 12 months primarily due to the completion of open audits or the expiration of statutes of limitation.
We include, as a component of our “Income tax benefit (provision),” potential interest and penalties related to recognized tax contingencies within our global operations. Interest and penalties resulted in an income tax expense of $6.7 million and $0.1 million for the period from February 6, 2021 to December 31, 2021 and for the period from January 1 through February 5, 2021, respectively. Interest and penalties resulted in an income tax benefit of $24.1 million in 2020 and $3.0 million in 2019.
We recorded an income tax expense of $0.4 million and $3.4 million and income tax benefit $260.4 million during the period from February 6, 2021 to December 31, 2021, the period from January 1 through February 5, 2021 and the year ended December 31, 2020, respectively.
During the period from February 6, 2021 to December 31, 2021, our tax provision included tax benefits of $24.3 million related to US and non-US
reserve releases, $12.6 million related to a US tax refund, $22.8 million related to deferred tax assets previously not recognized, $1.9 million related to recognition of a non-US
refund claim and $1.2 million related primarily to deferred tax adjustments. Such tax benefits were offset by tax expenses of $21.2 million related to various recurring items primarily comprised of Guyana withholding tax on gross revenue and $42.0 million related to non-US
tax reserves.
During the period from January 1 through February 5, 2021, our income tax provision included a tax benefit of $1.7 million related to non-US
reserve release and tax expense of $2.5 million related to fresh start and reorganization adjustment, and other recurring tax expenses of approximately $2.6 million.
During the year ended December 31, 2020, our tax benefit included the tax effect from asset impairments of $99.7 million, the tax impact of the application of the CARES Act of $39.0 million, a non-US
reserve release due to a statute expiration of $4.6 million, a reduction of US tax reserves of $111.9 million, and the tax benefits of an internal restructuring net of resulting adjustment to the valuation allowance of $17.9 million and other recurring tax benefits of approximately $47.3 million. These tax benefits were partially offset by a 2019 US return-to-provision
adjustment and resulting adjustment to the valuation allowance of $21.2 million, an increase in UK valuation allowance of $31.1 million, and an increase in non-US
tax reserves of $7.8 million.
Our gross deferred tax asset balance at
year-end
reflects the application of our income tax accounting policies and is based on management’s estimates, judgments and assumptions regarding realizability. If it is more likely than not that a portion of the deferred tax assets will not be realized in a future period, the deferred tax assets will be reduced by a valuation allowance based on management’s estimates. During 2021, our deferred tax asset balance after consideration of valuation allowances increased $23.3 million due primarily to increases related to new realizable deferred tax assets in Switzerland and Luxembourg, additional deferred tax assets in Nigeria as a result of the Pacific Drilling acquisition, and additional deferred taxes in the US as a result of fresh start adjustments. Such increases were partially offset by decreases related to the write-off
of deferred tax assets in the US as a result of an internal restructuring effected by the Company at Emergence.

During the period ending December 31, 2021, we recognized deferred tax benefits of $22.8 million out of the total available tax benefits of $1.8 billion related to tax attributes available in Switzerland and Luxembourg. The available tax benefits in Switzerland are related to transition attributes created by a tax ruling we obtained in December 2021. These tax benefits are scheduled to expire by 2036. The available tax benefits in Luxembourg are related to net operating losses generated in years prior to 2021 by Pacific Drilling. Most of these tax losses are scheduled to expire between 2035 and 2038; however, a portion of the tax losses has no expiration date.
In deriving the $22.8 million in tax benefits being recognized, we relied on sources of income attributable to the reversal of taxable temporary differences in the same periods as the relevant tax attributes and projected taxable income for the period covered by our relevant existing drilling contracts. Given the mobile nature of our assets, we are not able to reasonably forecast the jurisdiction of our taxable income from future drilling contracts. We also have limited objective positive evidence in historical periods for Switzerland and Luxembourg. Accordingly, in determining the amount of deferred tax benefits to recognize related to our Switzerland and Luxembourg rig-owning
entities, we did not consider projected book income beyond the conclusion of existing drilling contracts with the exception of interest income projected to be generated over a finite period beyond the conclusion of the relevant existing drilling contracts. As new drilling contracts are executed, we will reassess the amount of deferred tax assets in Switzerland and Luxembourg that are realizable. Finally, once we have established sufficient objective positive evidence in Switzerland and Luxembourg for historical periods, we may consider reliance on forecasted taxable income from future drilling contracts.
We conduct business globally and, as a result, we file numerous income tax returns in the US and in non-US
jurisdictions. In the normal course of business, we are subject to examination by taxing authorities throughout the world, including in jurisdictions such as Brazil, Brunei, Bulgaria, Canada, Cyprus, Egypt, Ghana, Guyana, Hungary, Malta, Mexico, Nigeria, Norway, Saudi Arabia, Argentina, Australia, Denmark, Gabon, Luxembourg, Malaysia, Morocco, Myanmar, the Netherlands, Oman, Qatar, Tanzania, Timor-Leste, Singapore, Suriname, Switzerland, the United Kingdom and the United States. We are no longer subject to US Federal income tax examinations for years before 2018 and non-US
income tax examinations for years before 2007.

Legacy Noble conducted substantially all of its business through Finco and its subsidiaries in the pre-emergence
period and Noble conducted substantially all of its business through Finco and its subsidiaries in the post-emergence period. In the pre-emergence
period, the income or loss of our
non-UK
subsidiaries is not subject to UK income tax. Earnings are taxable in the United Kingdom at the UK statutory rate of 19 percent. In the post-emergence period, Noble is incorporated in the Cayman Islands and therefore not subject to tax in any jurisdiction. A reconciliation of tax rates outside of the United Kingdom for the pre-emergence
period and the Cayman Islands for the post-emergence period to our Noble effective rate for continuing operations is shown below:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Effect of:
Tax rates which are different than the Cayman Islands (Successor) and UK (Predecessor) rates	22.6%	0.5%	0.4%	4.3%
Tax impact of asset impairment and disposition	—%	—%	4.5%	0.3%
Tax impact of restructuring	—%	1.0%	2.1%	(4.1)%
Tax impact of the tax regulation change	—%	—%	0.9%	—%
Tax impact of valuation allowance	(25.2)%	—%	(4.3)%	0.5%
Resolution of (reserve for) tax authority audits	2.9%	(0.2)%	2.5%	3.2%

Total	0.3%	1.3%	6.1%	4.2%

At December 31, 2021, the Company asserts that its unremitted earnings and/or book/tax outside basis differences in certain of its subsidiaries are either permanently reinvested or are not expected to result in a material taxable event in the foreseeable future. Therefore, no material deferred taxes have been recorded related to such earnings and/or investments.
Certain of the restructuring transactions effected by the Company in connection with the Plan have a material impact on the Company. For example, cancellation of indebtedness income from such restructuring transaction has significantly reduced the Company’s US tax attributes, including but not limited to NOL carryforwards. Further, the Plan was approved by the Bankruptcy Court on November 20, 2020. As a result, on the Effective Date, the Company experienced an ownership change under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), which subjects certain remaining tax attributes to an annual limitation under Section 382 of the Code.